Disaggregation of Revenues and Segment Reporting (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disaggregation of Revenues and Segment Reporting [Line Items]
Percentage of revenue recognized			10.00%	10.00%
Revenue recognized				$ 12,022,740
Operating segment (in segment)			1		1
Reportable segment (in segment) | segment			1
Description of segment reporting			The Company’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews and evaluates consolidated net income (loss) for purposes of evaluating financial performance, making operating decisions, allocating resources, and planning and forecasting for future periods.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Operating segment (in segment)			1		1
Amortization of loss on contracts		$ (200,000)		600,000	$ 1,200,000	$ 6,000,000
Revenue recognized from prior performance obligation
Revenue, remaining performance obligation
Cumulative adjustment to revenue					17,500,000	(3,400,000)
Additional contract loss provisions					(74,117,000)	52,854,000
Contract loss provisions						75,340,000
Contract with customer, liability, revenue recognized					17,000,000	300,000
Heliogen, Inc. [Member] | Unbilled
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	$ 39,000,000
Heliogen, Inc. [Member] | Paid Directly by DOE to Another Party
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	3,900,000
Heliogen, Inc. [Member] | Reimbursement Costs
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	$ 35,100,000
Heliogen, Inc. [Member] | Commercial-Scale Demonstration Agreement (the “Project Agreement”
Disaggregation of Revenues and Segment Reporting [Line Items]
Contract with customer, maximum potential consideration							$ 50,000,000
Contract with customer, transaction price							$ 45,500,000
Customer Two [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenue recognized			10,655,287
Customer One [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenue recognized			$ 7,967,595
Contract Modifications and Estimates [Member] | Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Additional contract loss provisions					$ (74,100,000)	$ 52,900,000